UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte, 10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2007

Item 1.  Proxy Voting Record
Company Name	Meeting Date	CUSIP	Ticker
Energy Transfer Partners, L.P.	8/15/2006	29273R109	ETP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Proposal to approve (a) a change in the terms of Class F units ro provide that each Class F unit is convertible into one common unit and (b) the issuance of additional common units upon such conversion.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Valero, L.P.	Consent Solicitation	91913W104	VLI

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To approve the Valero GP, LLC Second Amended and Restated 2000 Long Term Incentive Plan, which incorporates the proposed amendments described in the Consent Solicitation Statement.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
TEPPCO Partners, L.P.	10/26/2006	872384102	TPP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To approve a proposal to revise certain provisions of the partnership agreement that relate to distributions and capital contributions, including reduction of general partner's maximum percentage interest in quarterly distributions from 50% to 5%
Issuer
For	For	2. To approve a proposal to change various voting percentage requirements of the partnership agreement.	Issuer
For	For	3. To approve a proposal to supplement and revise certain provisions of the partnership agreement that relate to conflicts of interest and fiduciary duties.	Issuer
For	For
4.  To approve a proposal to make additional amendments to the partnership agreement to provide for certain registration rights of the general partner, for the maintenance of the separateness of the partnership from any other person or entity and other miscellaneous matters.
Issuer
For	For	5. To approve a proposal to issue units to the general partner as consideration for the IDR Reduction Amendment.	Issuer
For	For	6. To approve a proposal to approve the terms of the EPCO, Inc. 2006 TPP Long -Term Incentive Plan.	Issuer
For	For	7. To approve a proposal to approve the terms of the EPCO, Inc. TPP Employee Unit Purchase Plan.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Pacific Energy Partners, L.P.	11/9/2006	69422R105	PPX

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approve and adopt the agreement and plan of merger dated 6/11/06, by and among Plains All American Pipeline, L.P., Plains AAP, L.P., Plains All American GP LLC, Pacific Energy Partners, L.P.  Pacific Energy Management, LLC and Pacific Energy GP, LP as it may be amended from time to time, and the merger contemplated by the merger agreement.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Plains All American Pipeline, L.P.	11/9/2006	726503105	PAA

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approve and adopt the agreement and plan of merger dated 6/11/06, by and among Plains All American Pipeline, L.P., Pacific Energy Partners, L.P. and the other parties thereto, as it may be amended from time to time, and the merger contemplated by the merger agreement.
Issuer
For	For	2. Approve the issuance of Plains common units to the common unitholders of Pacific (other than LB Pacific, L.P.) as provided in the merger agreement.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
ONEOK Partners, L.P.	3/29/2007	68268N103	OKS

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approve a change in the terms of the Class B Units to provide for the conversin of all outstanding Class B Units into the same number of Common Units and the issuance of additional Common Units in such amount upon such conversion.
Issuer
For	For
2.  Approve an amendment of the partnership agreement to allow the General Partner and its affiliates to vote the limited partnership interests held by them in connection with any future proposal to remove the General Partner and to provide for the payment of fair market value to the General Partner for the general partner interest in all cases where the General Partner is removed.
Issuer
For	For	3. Approve an adjournement of special meeting to a later date, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the foregoing proposals.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	4/25/2007	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To elect John P. Desbarres, Patrick C. Eilers, and Thomas T. Macejko, Jr. to General Partner's Board of Directors	Issuer
For	For	2. Approve the amendment of Magellan Midstream Partners' Long-Term Incentive Plan, as amended and restated, to increase the total number of common units authorized to be issued under the Plan.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Valero GP Holdings, L.L.C.	4/26/2007	91914G108	VEH

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve election of William E. Greehey and Stan L. McLelland to the Board of Directors.	Issuer
For	For	2. Ratify appointment of KPMG, LLP as company's independent registered public accounting firm for 2007.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Energy Transfer Partners, L.P.	5/1/2007	29273R10	ETP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve a change in the terms of the Class G Units to provide that each Class G Unit is convertible into one Common Unit and the issuance of additional Common Units upon such conversion.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Williams Partners, L.P.	5/21/2007	96950F104	WPZ

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Approve a change in the terms of the Class B Units to provide that each Class B Unit is convertible into one Common Unit and the issuance of additional Common Units upon such conversion.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, L.L.C.	5/24/2007	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of James G. Crump, Ernie L. Danner, John R. Eckel, Jr., Scott A. Griffiths, Michael L. Johnson, T. William Porter, and William L. Thacker to the Board of Directors.	Issuer
For	For	2. Ratification of Deloitte & Touche LLP as independent accountants of Copano for the fiscal year ending December 31, 2007.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Capital Corporation

By (Signature and Title)*    /s/ David J. Schulte
David J. Schulte, Chief Executive Officer and President

Date           August 2, 2007

* Print the name and title of each signing officer under his or her signature.